CASH FLOW INFORMATION (Tables)	12 Months Ended
Jun. 30, 2021
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	06/30/2021	06/30/2020	06/30/2019
Investment activities
Settlement of liability with loan to joint venture (1)	—	—	6,964,101
Net assets acquisition by business combination (2) (Note 6)	6,612,410	—	—
Settlement of receivables through PPE contribution	2,164,156	—	—
Investment in-kind in other related parties (Note 17)	714,359	476,292	463,511
Arcadia asset acquisition financed by debt (Note 6)	7,637,972	—	—
Arcadia asset acquisition through issuance of capital (Note 6)	15,000,000	—	—
Non-monetary contributions in joint ventures and associates (Note 13)	2,931,699	250,000	94,355
	35,060,596	726,292	7,521,967

	06/30/2021	06/30/2020	06/30/2019
Financing activities
Purchase option paid by a parent loan	—	—	(1,265,000)
Consideration for acquisition	(2,625,335)	—	—
Parent company investment	—	—	(14,558,347)
Capitalization of financial debt	—	—	13,720,000
Reverse recapitalization	—	—	(3,688,963)
Net assets incorporated of Semya (3)	—	—	7,369,168
Acquisition of control of Semya	—	—	(3,684,585)
	(2,625,335)	—	(2,107,727)

(1)Offset of trade receivables and other payables with Synertech.
(2)The Group has incorporated the following assets and liabilities from Insuagro (see Note 6).

Balance sheet as of March 31, 2021	Total
Current assets
Cash and equivalents	555,804
Other current assets	24,981,656
Non-current assets
Deferred tax	106,952
Other financial assets	719,772
Intangibles	2,923,897
Property, plant and equipment	1,952,045
Total assets	31,240,126

Current liabilities
Trade payables and other payables	17,814,395
Borrowings	5,749,928
Deferred tax	884,574
Non-current liabilities
Borrowings	178,820
Total liabilities	24,627,717

Total equity	6,612,409

(3)	As a result of the Share purchase agreement between Bioceres Crop Solutions and Bioceres S.A. (see Note 6), the Group incorporated the following assets and liabilities:

Balance sheet as of May 31, 2019	Total
Current assets	67,924
Non-current assets
Tax credits	253,655
Intangibles	2,147,199
Goodwill	5,836,268
Total assets	8,305,046

Current liabilities
Trade payables	273,442
Borrowings	114,568
Non-current liabilities
Deferred tax	547,868
Total liabilities	935,878

Total equity	7,369,168

Schedule of assets and liabilities incorporated as a result of the Share purchase agreement between Bioceres Crop Solutions and Bioceres S.A.

Balance sheet as of May 31, 2019	Total
Current assets	67,924
Non-current assets
Tax credits	253,655
Intangibles	2,147,199
Goodwill	5,836,268
Total assets	8,305,046

Current liabilities
Trade payables	273,442
Borrowings	114,568
Non-current liabilities
Deferred tax	547,868
Total liabilities	935,878

Total equity	7,369,168

Schedule of changes in liabilities arising from financing activities

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisitions	notes	Total
As of June 30, 2018	91,017,133	22,874,609	—	113,891,742
Proceeds from borrowings	88,693,632	—	—	88,693,632
Decrease bank overdraft and other short-term borrowings	(4,968,813)	—	—	(4,968,813)
Payments	(83,777,814)	(7,140,000)	—	(90,917,814)
Capitalization of financial debt	—	(13,720,000)	—	(13,720,000)
Interest payment	(20,167,101)	—	—	(20,167,101)
Exchange differences and currency translation differences	32,759,693	1,264,656	—	34,024,349
As of June 30, 2019	103,556,730	3,279,265	—	106,835,995

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisitions	notes	Total
As of June 30, 2019	103,556,730	3,279,265	—	106,835,995
Proceeds	93,273,502	—	42,075,000	135,348,502
Decrease bank overdraft and other short-term borrowings	(2,331,974)	—	—	(2,331,974)
Payments	(76,846,934)	(2,937,500)	—	(79,784,434)
Interest payment	(21,533,187)	—	—	(21,533,187)
Exchange differences, currency translation differences and other financial results	8,830,208	110,889	954,834	9,895,931
As of June 30, 2020	104,948,345	452,654	43,029,834	148,430,833

	Financing activities
		Consideration	Convertible
	Borrowings	for acquisition	notes	Total
As of June 30, 2020	104,948,345	452,654	43,029,834	148,430,833
Proceeds	143,499,367	—	—	143,499,367
Decrease bank overdraft and other short-term borrowings	(3,442,491)	—	—	(3,442,491)
Payments	(113,100,032)	—	—	(113,100,032)
Financing for assets acquisitions	—	11,214,929	—	11,214,929
Debt incorporated by business combination	5,928,748	—	—	5,928,748
Interest payment	(12,923,745)	—	—	(12,923,745)
Exchange differences, currency translation differences and other financial results	(135,867)	122,950	5,634,178	5,621,261
As of June 30, 2021	124,774,325	11,790,533	48,664,012	185,228,870